ACCOUNTS RECEIVEABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVEABLE, NET
Schedule of reconciliation of the changes in our allowance for doubtful accounts

	Year ended December 31,
	2021	2020
Beginning allowance for doubtful accounts	$1,113	$1,345
Provision	(188)	177
Write-offs	(280)	(409)
Ending allowance for doubtful accounts	$645	$1,113